Trade and other payables	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Trade and other payables

14. Trade and other payables

	2023	2022
	USD	USD
Trade
Trade payables	411,066	471,266

Non-trade
Other payables	236,543	972,411
Advance from customers	144,588	91,492
	381,131	1,063,903
	792,197	1,535,169

Trade payables are generally related to personnel and personnel-related costs.